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                                                                  [PLANET EARTH]





SEMIANNUAL REPORT JUNE 30, 2002




                                   EATON VANCE

                                  INSTITUTIONAL
[STATUE OF
ANCIENT WOMAN]                      EMERGING

                                     MARKETS

                                      FUND







[CITY SCENE]

--------------------------------------------------------------------------------


                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

  The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

  Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

  If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

  Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


--------------------------------------------------------------------------------

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND as of June 30, 2002
--------------------------------------------------------------------------------
I N V E S T M E N T   U P D A T E
--------------------------------------------------------------------------------
                        INVESTMENT ENVIRONMENT
                        ----------------------
                        - Despite global market pressure, including a
[PHOTO OF HON. JACOB      significant dip in the U.S. markets, emerging markets
REES-MOGG]                have been one of the more successful investment arenas
                          in the first six months of 2002.
Hon. Jacob Rees-Mogg
Portfolio Manager       - Asia has been a strong performing region. Companies
                          have benefited from reforms that have taken place over the past few years. We are seeing improved banking systems, modernized companies and cleaned up balance sheets, all of which have played a part in attracting investment dollars to this region.

                        - In Latin America, Argentina's fiscal and currency
                          situation has soured investor sentiment for most of that region. Mexico has been the only country in Latin America to display consistent stability.

THE FUND
--------------------------------------------------------------------------------
  PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund had a total return of 14.18% during the six months ended June 30, 2002. This return resulted from an increase in net asset value per share (NAV) to $12.49 on June 30, 2002 from $10.96 on December 31, 2001.

MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------
- The Fund's bias remains focused on companies that we believe will grow in value over time, regardless of short-term fluctuations. We seek companies with sound balance sheets, strong dividend yields and low p/e ratios. Consumer activity continues to be healthy in many of the regions in which the Fund invests. Because of this demand, the food and beverages sector made up the largest sector allocation.

- Korea, the Fund's largest country allocation, has experienced a strong economic recovery and is benefitting from increased domestic demand, as well as an inflow of new investment capital. The Fund has gained exposure to Korea's increased domestic demand through holdings such as Lotte Chilsung Beverage and Hite Brewery. Malaysia made up over 6% of our Portfolio. The Malaysian economy is beginning to benefit from reforms made during the economic crisis of 1997-1998. Our tenth largest holding was an Indonesian company, PT Astra International. Like other Asian countries, Indonesia has seen a strengthening domestic consumer market. PT Astra International consists of several business segments including automotive, financial, agriculture and information technology. Astra offers diverse services, which have positioned the company well as the Indonesian economy improves.

- The Fund also benefited from its holdings in gold mining companies. Gold shares have become more desirable in recent months as investors look for alternatives amidst the volatility in the U.S. and European markets. Two South African gold mining companies occupied the first and second largest allocations for the Fund. Harmony Gold Mining and Gold Fields made up 3.37% and 3.08% of the portfolio holdings, respectively.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF JUNE 30, 2002

PERFORMANCE(1)
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                         12.03%
Five Years                                         N/A
Life of Fund+                                     8.11

+Inception date: 05/19/99.


TEN LARGEST HOLDINGS(2)
--------------------------------------------------------------------------------
Harmony Gold Mining Co.                      3.37%
Gold Fields Ltd.                             3.08
Hong Kong Electric                           3.08
Samsung Fire & Marine Insurance              2.96
Hansabank                                    2.94
Lotte Chilsung Beverage Co.                  2.91
Fomento Economica Mexicano S.A.              2.85
China Insurance International Holdings Co.   2.80
Sindo Ricoh Co.                              2.73
PT Astra International, Inc.                 2.66

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. The Fund has no sales charge.
(2) Based on market value. Ten largest holdings represent 29.38% of the Portfolio's net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
----------------------------------------------------
Investment in Emerging Markets
   Portfolio, at value
   (identified cost, $2,348,219)          $2,750,295
Receivable from the Manager                    4,726
Receivable from the Administrator              3,151
----------------------------------------------------
TOTAL ASSETS                              $2,758,172
----------------------------------------------------

Liabilities
----------------------------------------------------
Accrued expenses                          $   12,795
----------------------------------------------------
TOTAL LIABILITIES                         $   12,795
----------------------------------------------------
NET ASSETS                                $2,745,377
----------------------------------------------------

Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $2,551,029
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (225,820)
Accumulated undistributed net investment
   income                                     18,092
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          402,076
----------------------------------------------------
TOTAL                                     $2,745,377
----------------------------------------------------
Net Asset Value, Offering Price and
Redemption Price Per Share
----------------------------------------------------
($2,745,377  DIVIDED BY 219,807 SHARES
   OF BENEFICIAL INTEREST OUTSTANDING)    $    12.49
----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
--------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $5,151)              $ 38,940
Interest allocated from Portfolio              684
Expenses allocated from Portfolio          (26,009)
--------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 13,615
--------------------------------------------------

Expenses
--------------------------------------------------
Trustees' fees and expenses               $    145
Legal and accounting services               10,955
Registration fees                            9,546
Custodian fee                                6,266
Printing and postage                         4,734
Transfer and dividend disbursing agent
   fees                                        178
Miscellaneous                                1,448
--------------------------------------------------
TOTAL EXPENSES                            $ 33,272
--------------------------------------------------
Deduct --
   Preliminary allocation of expenses to
      the Manager                         $ 23,219
   Preliminary allocation of expenses to
      the Administrator                     15,480
--------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $ 38,699
--------------------------------------------------

NET EXPENSES                              $ (5,427)
--------------------------------------------------

NET INVESTMENT INCOME                     $ 19,042
--------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis) (net of foreign
      taxes, $3,499)                      $ 52,067
   Foreign currency and forward foreign
      currency exchange
      contract transactions                 (7,868)
--------------------------------------------------
NET REALIZED GAIN                         $ 44,199
--------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $283,014
   Foreign currency and forward foreign
      currency exchange contracts            3,391
--------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $286,405
--------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $330,604
--------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $349,646
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2001
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $         19,042  $          22,046
   Net realized gain (loss)                         44,199           (231,562)
   Net change in unrealized
      appreciation (depreciation)                  286,405            234,691
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $        349,646  $          25,175
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income             $         (5,427) $              --
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $         (5,427) $              --
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares           $        280,646  $         317,193
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                         5,427                 --
   Cost of shares redeemed                        (365,017)          (225,260)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $        (78,944) $          91,933
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $        265,275  $         117,108
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $      2,480,102  $       2,362,994
-----------------------------------------------------------------------------
AT END OF PERIOD                          $      2,745,377  $       2,480,102
-----------------------------------------------------------------------------

Accumulated undistributed net
investment income included
in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $         18,092  $           4,477
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                  SIX MONTHS ENDED          YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       -----------------------------------
                                  (UNAUDITED)           2001        2000        1999(1)
-----------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.960         $10.870     $14.730       $10.000
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income (loss)          $ 0.085         $ 0.098     $(0.042)      $(0.014)
Net realized and unrealized
   gain (loss)                          1.469          (0.008)     (3.521)        4.744
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.554         $ 0.090     $(3.563)      $ 4.730
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------
From net investment income            $(0.024)        $    --     $    --       $    --
From net realized gain                     --              --      (0.297)           --
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.024)        $    --     $(0.297)      $    --
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $12.490         $10.960     $10.870       $14.730
-----------------------------------------------------------------------------------------

TOTAL RETURN(2)                         14.18%           0.83%     (24.92)%       47.30%
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 2,745         $ 2,480     $ 2,363       $ 1,304
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                       1.50%(4)        1.74%       1.89%         1.57%(4)
   Net expenses after
      custodian fee
      reduction(3)                       1.50%(4)        1.50%       1.50%         1.50%(4)
   Net investment income
      (loss)                             1.39%(4)        0.97%      (0.63)%       (0.20)%(4)
Portfolio Turnover of the
   Portfolio                               43%            125%         65%           95%
-----------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser and/or
   Administrator, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           4.32%(4)        3.86%       5.10%         8.74%(4)
   Expenses after custodian
      fee reduction(3)                   4.32%(4)        3.62%       4.71%         8.67%(4)
   Net investment loss                  (1.43)%(4)      (1.15)%     (3.85)%       (7.37)%(4)
Net investment loss per share         $(0.087)        $(0.116)    $(0.257)      $(0.516)
-----------------------------------------------------------------------------------------

 (1) For the period from the start of business, May 19, 1999, to December 31, 1999.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Institutional Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests in Emerging Markets Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (13.7%) at June 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2001, the Fund, for federal income tax purposes has a capital loss carryover of $301,120 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover of $32,950 and $268,170 will expire on December 31, 2008 and 2009, respectively. At December 31, 2001, net capital losses of $15,697 and net currency losses of $887 attributable to security transactions incurred after October 31, 2001 are treated as arising on the first day of the Fund's current taxable year.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED   YEAR ENDED
                                               JUNE 30, 2002    DECEMBER 31,
                                                (UNAUDITED)         2001
    -------------------------------------------------------------------------
    Sales                                            22,747          29,807
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        432              --
    Redemptions                                     (29,568)        (20,988)
    -------------------------------------------------------------------------
    NET INCREASE (DECREASE)                          (6,389)          8,819
    -------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Investment adviser and administrative fees are paid by the Portfolio to Lloyd George Management (Bermuda) Limited (LGM) (the Adviser) and to Eaton Vance Management (EVM) (the Administrator) and its affiliates. To enhance the net investment income of the Fund, the Adviser and Administrator were allocated $23,219 and $15,480, respectively, of the Fund's operating expenses. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Except as to Trustees of the Fund who are not members of EVM's and LGM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser and administrative fees. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $282,869 and $365,338, respectively, for the six months ended June 30, 2002.

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 86.7%

SECURITY                           SHARES            VALUE
----------------------------------------------------------------
Automotive -- 5.8%
----------------------------------------------------------------
Hyundai Mobis                            24,800      $   523,624
Manufactures specialized
vehicle parts and produces
water and waste disposal
equipment and shipping
containers
PT Astra International,
Inc.(1)                               1,092,000          532,652
Indonesian company
distributing automobiles,
motorcycles and spare parts
Tata Engineering and
Locomotive Co., Ltd. GDR(1)              34,482          107,584
Indian auto producer and
distributor
----------------------------------------------------------------
                                                     $ 1,163,860
----------------------------------------------------------------
Banks and Money Services -- 8.0%
----------------------------------------------------------------
Hansabank Ltd.                           44,654      $   588,083
Financial institution in the
Baltic States
HDFC Bank Ltd. ADR(1)                    19,300          248,970
A new generation private
sector bank in India promoted
by the HDFC group in 1995
Kiatnakin Finance Public Co.,
Ltd.                                    326,000          329,451
Non-bank lender in Thailand
OTP Bank Rt. GDR                         27,410          434,449
Bank in Hungary
----------------------------------------------------------------
                                                     $ 1,600,953
----------------------------------------------------------------
Beverages -- 4.2%
----------------------------------------------------------------
Grupo Continental SA                    183,451      $   251,933
The company manufactures,
markets, and distributes
non-alcoholic beverages
bearing trademarks of the
Coca-Cola Company
Lotte Chilsung Beverage Co.,
Ltd.                                        845          583,001
Korean beverage company
selling alcoholic and
non-alcoholic beverages
----------------------------------------------------------------
                                                     $   834,934
----------------------------------------------------------------
Broadcasting and Cable -- 1.5%
----------------------------------------------------------------
Grupo Televisa S.A. ADR(1)                8,235      $   307,824
Spanish speaking media and
broadcast company based in
Mexico
----------------------------------------------------------------
                                                     $   307,824
----------------------------------------------------------------
SECURITY                           SHARES            VALUE
----------------------------------------------------------------
Chemicals -- 3.1%
----------------------------------------------------------------
National Petrochemical                  174,000      $   217,709
Producer and distributor of
petrochemicals, such as
ethylene and propylene
Reliance Industries Ltd.(1)              33,100          396,538
A major player in the Indian
petrochemicals sector
----------------------------------------------------------------
                                                     $   614,247
----------------------------------------------------------------
Conglomerates -- 4.9%
----------------------------------------------------------------
Asian Property Development
Public Co., Ltd.(1)                     267,000      $   290,706
Property development company
in Thailand which deals with
residential property in
Bangkok
Haci Omer Sabanci Holdings(1)       100,000,000          245,979
One of Turkey's largest
conglomerates encompassing
banking, retailing and
telephony
IJM Corp.                               177,000          239,882
Malaysian conglomerate whose
primary business is road
paving and building
construction
SP Setia                                229,000          210,921
Prime developer with projects
located in fast growing areas
such as Selangor, Johor and
Kuala Lumpur
----------------------------------------------------------------
                                                     $   987,488
----------------------------------------------------------------
Electric - Integrated -- 5.6%
----------------------------------------------------------------
CLP Holdings Ltd.                       125,000      $   496,808
Power supplier for nearly 75%
of Hong Kong population
Hong Kong Electric                      165,000          616,650
Generates and supplies
electricity and provides
engineering consultancy and
project management services
----------------------------------------------------------------
                                                     $ 1,113,458
----------------------------------------------------------------
Financial Services -- 3.1%
----------------------------------------------------------------
AMMB Holdings                           155,000      $   218,224
An investment holding company
whose principal activity is
provision for merchant and
commercial banks
ChinaTrust Financial Holding
Co., Ltd.(1)                            450,000          397,336
A holding company involved in
banking and financial
services
----------------------------------------------------------------
                                                     $   615,560
----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                           SHARES            VALUE
----------------------------------------------------------------
Food and Beverages -- 10.9%
----------------------------------------------------------------
Fomento Economico Mexicano
S.A.
de C.V. ADR                              14,500      $   569,850
Mexican conglomerate with
interests in the beer
consumption market, Coca-Cola
FEMSA, convenience store
chains, and beverage &
seafood cans
Hite Brewery Co., Ltd.                    8,100          499,601
Korean brewer
President Chain Store Corp.             142,647          266,849
Taiwanese operator of 7-11
convenience stores and other
consumer businesses
South African Breweries Ltd.             60,000          471,030
A South African brewery
producer
Vina Concha y Toro ADR                   11,500          380,650
Wine producer/exporter
----------------------------------------------------------------
                                                     $ 2,187,980
----------------------------------------------------------------
Healthcare Products -- 1.9%
----------------------------------------------------------------
Natural Beauty Bio-Technology
Ltd.                                  3,250,000      $   375,010
Researches and develops
beauty, skin and aromatherapy
products and distributes in
China
----------------------------------------------------------------
                                                     $   375,010
----------------------------------------------------------------
Insurance -- 5.8%
----------------------------------------------------------------
China Insurance International
Holdings Co., Ltd.                    1,168,000      $   561,553
China Insurance focuses on
reinsurance and insurance
brokerage business
Samsung Fire & Marine
Insurance Co., Ltd.                       9,650          593,599
Korean non-life insurance
company
----------------------------------------------------------------
                                                     $ 1,155,152
----------------------------------------------------------------
Machinery -- 4.1%
----------------------------------------------------------------
Enka Holding Yatirim                    412,500      $    26,537
A Turkish conglomerate
operating in the domestic
power sector
Gamuda                                  223,000          366,776
A Malaysian company which
manufactures and supplies
road surfacing materials,
operates quarry and road
laying projects
Siam Cement Co. Ltd.                     16,700          432,368
Industrial and building
material producer in Thailand
----------------------------------------------------------------
                                                     $   825,681
----------------------------------------------------------------
SECURITY                           SHARES            VALUE
----------------------------------------------------------------
Mining -- 6.4%
----------------------------------------------------------------
Gold Fields Ltd.                         49,600      $   617,904
South African gold producer
Harmony Gold Mining Co. Ltd.             49,279          674,047
A mining company that
produces gold
----------------------------------------------------------------
                                                     $ 1,291,951
----------------------------------------------------------------
Office Automation and Equipment -- 2.7%
----------------------------------------------------------------
Sindo Ricoh Co.                          11,200      $   547,431
Manufacturer of photocopiers
and other office equipment
----------------------------------------------------------------
                                                     $   547,431
----------------------------------------------------------------
Oil and Gas - Equipment and Services -- 5.3%
----------------------------------------------------------------
Lukoil Oil Co. ADR                        2,052      $   133,462
Russian oil producer
OAO Gazprom ADR                          28,100          466,460
Large natural gas company in
terms of reserves,
transportation and
production, and a major
supplier of natural gas to
Europe
Yukos ADR                                 3,300          455,400
Produces, explores and
refines oil and gas reserves
in Russia
----------------------------------------------------------------
                                                     $ 1,055,322
----------------------------------------------------------------
Oil and Gas - Integrated -- 1.5%
----------------------------------------------------------------
Surgutneftegaz ADR                       15,000      $   294,000
Russian oil company
----------------------------------------------------------------
                                                     $   294,000
----------------------------------------------------------------
Oil Companies - Exploration & Production -- 2.1%
----------------------------------------------------------------
CNOOC Ltd.                              321,000      $   430,069
Explores, develops and
produces crude oil and
natural gas in Hong Kong
----------------------------------------------------------------
                                                     $   430,069
----------------------------------------------------------------
Publishing -- 0.9%
----------------------------------------------------------------
New Straits Times Press(1)              120,000      $   186,316
Publishes and sells
newspapers, underwrites
general insurance and
supplies data processing
equipment
----------------------------------------------------------------
                                                     $   186,316
----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                           SHARES            VALUE
----------------------------------------------------------------
Retail -- 1.9%
----------------------------------------------------------------
Wal-Mart de Mexico S.A.                 140,000      $   379,050
A major retailer in food,
clothing, and other
merchandise, under a variety
of store formats
----------------------------------------------------------------
                                                     $   379,050
----------------------------------------------------------------
Semiconductor Components/Integrated Circuits -- 3.9%
----------------------------------------------------------------
KEC Corp.                                13,500      $   521,821
Manufactures electrical goods
and produces signal and power
transistors and other
components used in mobile
phones and automobiles
United Microelectronics
Corp., Ltd.(1)                          209,000          250,850
The company designs,
manufactures, and markets
integrated circuits and
related electronics products
----------------------------------------------------------------
                                                     $   772,671
----------------------------------------------------------------
Telephone - Integrated -- 3.1%
----------------------------------------------------------------
AS Eesti Telekom GDR                     30,000      $   393,123
Estonia's fixed line and
mobile telecom provider
Mobile Telesystems ADR                    7,600          230,204
Provides telecommunication
services including Internet
and network services in
Russia
----------------------------------------------------------------
                                                     $   623,327
----------------------------------------------------------------
Total Common Stocks
   (identified cost $14,170,647)                     $17,362,284
----------------------------------------------------------------

PREFERRED STOCKS -- 0.3%

SECURITY                           SHARES            VALUE
----------------------------------------------------------------
Aerospace / Defense -- 0.3%
----------------------------------------------------------------
Embraer - Empresa Brasileira
de Aeronautica S.A.                      10,100      $    53,628
A Brazilian company that
manufactures and markets
corporate, commercial and
defense aircraft
----------------------------------------------------------------
                                                     $    53,628
----------------------------------------------------------------
Total Preferred Stocks
   (identified cost $53,513)                         $    53,628
----------------------------------------------------------------
Total Investments -- 87.0%
   (identified cost $14,224,160)                     $17,415,912
----------------------------------------------------------------
Other Assets, Less Liabilities -- 13.0%              $ 2,613,418
----------------------------------------------------------------
Net Assets -- 100.0%                                 $20,029,330
----------------------------------------------------------------

ADR-American Depositary Receipt

GDR-Global Depository Receipt.

(1)      Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                       PERCENTAGE
COUNTRY                                OF NET ASSETS   VALUE
-----------------------------------------------------------------
Republic of Korea                           16.3%      $3,269,077
Hong Kong                                   12.4        2,480,090
Russia                                       7.9        1,579,526
Mexico                                       7.5        1,508,657
South Africa                                 6.5        1,291,951
Thailand                                     6.3        1,270,234
Malaysia                                     6.1        1,222,119
Estonia                                      4.9          981,206
Taiwan                                       4.6          915,035
India                                        3.8          753,092
Indonesia                                    2.6          532,652
United Kingdom                               2.3          471,030
Hungary                                      2.2          434,449
Chile                                        1.9          380,650
Turkey                                       1.4          272,516
Brazil                                       0.3           53,628

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
-----------------------------------------------------------
Investments, at value (identified cost,
   $14,224,160)                                 $17,415,912
Cash                                              3,139,740
Foreign currency, at value (identified cost,
   $362,723)                                        369,035
Receivable for investments sold                      30,901
Interest and dividends receivable                    52,922
Prepaid expenses                                         45
-----------------------------------------------------------
TOTAL ASSETS                                    $21,008,555
-----------------------------------------------------------

Liabilities
-----------------------------------------------------------
Payable for investments purchased               $   870,413
Payable to affiliate for Trustees' fees               1,266
Accrued expenses                                    107,546
-----------------------------------------------------------
TOTAL LIABILITIES                               $   979,225
-----------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST
   IN PORTFOLIO                                 $20,029,330
-----------------------------------------------------------
Sources of Net Assets
-----------------------------------------------------------
Net proceeds from capital contributions and
   withdrawals                                  $16,831,924
Net unrealized appreciation (computed on the
   basis of identified cost)                      3,197,406
-----------------------------------------------------------
TOTAL                                           $20,029,330
-----------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
-----------------------------------------------------------
Dividends (net of foreign taxes, $34,448)        $  251,056
Interest                                              4,673
-----------------------------------------------------------
TOTAL INVESTMENT INCOME                          $  255,729
-----------------------------------------------------------

Expenses
-----------------------------------------------------------
Investment adviser fee                           $   66,422
Administration fee                                   21,992
Trustees' fees and expenses                           2,534
Custodian fee                                        44,771
Legal and accounting services                        28,327
Miscellaneous                                         4,551
-----------------------------------------------------------
TOTAL EXPENSES                                   $  168,597
-----------------------------------------------------------

NET INVESTMENT INCOME                            $   87,132
-----------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost
      basis) (net of foreign taxes, $24,186)     $  352,915
   Foreign currency and forward foreign
      currency exchange
      contract transactions                         (52,223)
-----------------------------------------------------------
NET REALIZED GAIN                                $  300,692
-----------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)           $1,432,405
   Foreign currency and forward foreign
      currency exchange contracts                    10,923
-----------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                                $1,443,328
-----------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                 $1,744,020
-----------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS       $1,831,152
-----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                             SIX MONTHS ENDED
INCREASE (DECREASE)          JUNE 30, 2002       YEAR ENDED
IN NET ASSETS                (UNAUDITED)         DECEMBER 31, 2001
------------------------------------------------------------------
From operations --
   Net investment income       $     87,132        $     108,602
   Net realized gain
      (loss)                        300,692             (519,134)
   Net change in
      unrealized
      appreciation
      (depreciation)              1,443,328              454,871
------------------------------------------------------------------
NET INCREASE IN NET
   ASSETS
   FROM OPERATIONS             $  1,831,152        $      44,339
------------------------------------------------------------------
Capital transactions --
   Contributions               $ 13,576,292        $   2,182,206
   Withdrawals                   (8,974,725)          (3,489,136)
------------------------------------------------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS FROM
   CAPITAL TRANSACTIONS        $  4,601,567        $  (1,306,930)
------------------------------------------------------------------

NET INCREASE (DECREASE)
   IN NET ASSETS               $  6,432,719        $  (1,262,591)
------------------------------------------------------------------

Net Assets
------------------------------------------------------------------
At beginning of period         $ 13,596,611        $  14,859,202
------------------------------------------------------------------
AT END OF PERIOD               $ 20,029,330        $  13,596,611
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                    SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                    JUNE 30, 2002       ------------------------------------------------------
                                    (UNAUDITED)            2001       2000       1999       1998       1997
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average
   daily net assets):
   Net expenses                            1.91%(1)         1.93%      1.69%      1.42%      1.71%      1.53%
   Net expenses after custodian
      fee reduction                        1.91%(1)         1.69%      1.38%      1.35%      1.41%      1.35%
   Net investment income (loss)            0.99%(1)         0.78%     (0.56)%     0.45%      0.37%      0.08%
Portfolio Turnover                           43%             125%        65%        95%       117%       160%
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                           13.56%            1.03%        --         --         --         --
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                             $20,029          $13,597    $14,859    $14,472     $7,877    $18,554
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment Adviser and/or Administrator, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average
   daily net assets):
   Expenses                                                            1.76%      2.42%      1.87%      1.81%
   Expenses after custodian fee
      reduction                                                        1.45%      2.35%      1.57%      1.63%
   Net investment income (loss)                                       (0.63)%    (0.55)%     0.21%     (0.20)%
--------------------------------------------------------------------------------------------------------------

(1)      Annualized.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Portfolio's objective is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in equity securities (primarily common stocks) of companies located in emerging market countries, which are those considered to be developing. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable or are considered unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Federal Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as a custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2002, the adviser fee was 0.75% (annualized) of average daily net assets and amounted to $66,422. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2002, the administration fee was 0.25% (annualized) of average daily net assets and amounted to $21,992. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $9,070,076 and $6,913,414, respectively, for the six months ended June 30, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                               $14,224,160
    --------------------------------------------------------
    Gross unrealized appreciation                $ 3,760,884
    Gross unrealized depreciation                   (569,132)
    --------------------------------------------------------
    NET UNREALIZED APPRECIATION                  $ 3,191,752
    --------------------------------------------------------

   The net appreciation on foreign currency is $6,312.

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2002.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2002, there were no obligations under these financial instruments outstanding.

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND AS OF JUNE 30, 2002

INVESTMENT MANAGEMENT

EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND

Officers

James B. Hawkes
President and Trustee

Duke Laflamme
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director, Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

EMERGING MARKETS PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President

Alan R. Dynner
Secretary

Trustees

Hon. Edward K. Y. Chen
President of Lingnan University
of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director, Berkshire Capital Corporation

  INVESTMENT ADVISER OF EMERGING MARKETS PORTFOLIO
  LLOYD GEORGE MANAGEMENT
  (BERMUDA) LIMITED
  3808 One Exchange Square
  Central, Hong Kong


  SPONSOR OF EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND
  AND ADMINISTRATOR OF EMERGING MARKETS PORTFOLIO
  Eaton Vance Management
  The Eaton Vance Building
  255 State Street
  Boston, MA 02109


  PRINCIPAL UNDERWRITER
  EATON VANCE DISTRIBUTORS, INC.
  THE EATON VANCE BUILDING
  255 State Street
  Boston, MA 02109
  (617) 482-8260


  CUSTODIAN
  INVESTORS BANK & TRUST COMPANY
  200 Clarendon Street
  Boston, MA 02116


  TRANSFER AGENT
  PFPC INC.
  Attn: Eaton Vance Funds
  P.O. Box 9653
  Providence, RI 02940-9653
  (800) 262-1122


--------------------------------------------------------------------------------
                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE


  The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:


  - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.


  - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).


  - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122
--------------------------------------------------------------------------------



  EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND
  THE EATON VANCE BUILDING
  255 STATE STREET
  BOSTON, MA 02109

--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

136-8/02                                                                I- EMSRC